Label	Element	Value
Ships [member]
Non-Current Assets Or Disposal Groups Classified As Held For Sale, Estimated Sales Price	eurn_NonCurrentAssetsOrDisposalGroupsClassifiedAsHeldForSaleEstimatedSalesPrice	$ 0
Ships [member] | FSO Segment [Member]
Non-current assets or disposal groups classified as held for sale	ifrs-full_NoncurrentAssetsOrDisposalGroupsClassifiedAsHeldForSale	0
Ships [member] | Tanker Fleet [Member]
Non-current assets or disposal groups classified as held for sale	ifrs-full_NoncurrentAssetsOrDisposalGroupsClassifiedAsHeldForSale	0
Gross carrying amount [member] | Ships [member]
Non-current assets or disposal groups classified as held for sale	ifrs-full_NoncurrentAssetsOrDisposalGroupsClassifiedAsHeldForSale	$ 0